CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 179,111	$ 93,836
Trust and restricted cash	14,518	16,446
Accounts receivable, net of allowance of $10,439 and $11,627	444,411	413,813
Deferred income taxes receivable	13,148	10,068
Prepaid assets	42,129	37,042
Deferred expenses	38,442	19,985
Other current assets	29,333	30,596
Total current assets	761,092	621,786
PROPERTY AND EQUIPMENT:
Property and equipment	1,209,873	1,133,070
Accumulated depreciation and amortization	(844,977)	(782,215)
Total property and equipment, net	364,896	350,855
GOODWILL	1,816,851	1,762,635
INTANGIBLE ASSETS, net of accumulated amortization of $469,534 and $424,705	285,672	333,147
OTHER ASSETS	219,642	159,095
TOTAL ASSETS	3,448,153	3,227,518
CURRENT LIABILITIES:
Accounts payable	120,247	79,439
Accrued expenses	312,296	323,436
Current maturities of long-term debt	25,125	15,425
Total current liabilities	457,668	418,300
LONG-TERM OBLIGATIONS, less current maturities	3,992,531	3,500,940
DEFERRED INCOME TAXES	132,398	121,521
OTHER LONG-TERM LIABILITIES	115,242	83,170
Total liabilities	4,697,839	4,123,931
COMMITMENTS AND CONTINGENCIES (Note 14)
STOCKHOLDERS' DEFICIT
Common Stock $0.001 par value, 475,000 shares authorized, 62,178 and 61,331 shares issued and 62,086 and 61,284 shares outstanding	62	61
Additional paid-in capital	1,720,639	1,695,830
Retained deficit	(2,941,948)	(2,556,448)
Accumulated other comprehensive loss	(23,131)	(32,036)
Treasury stock at cost (92 and 47 shares)	(5,308)	(3,820)
Total stockholders' deficit	(1,249,686)	(896,413)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 3,448,153	$ 3,227,518